Discontinued Operation - Brake - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2012	Nov. 30, 2012 BPI Holdings International, Inc. [Member]	Dec. 31, 2012 BPI Holdings International, Inc. [Member]	Nov. 30, 2012 BPI Holdings International, Inc. [Member] Class A [Member]	Dec. 31, 2012 BPI Holdings International, Inc. [Member] Class A [Member]	Sep. 30, 2013 Brake North America and Asia group [Member]	Sep. 30, 2012 Brake North America and Asia group [Member]	Sep. 30, 2013 Brake North America and Asia group [Member]	Sep. 30, 2012 Brake North America and Asia group [Member]	Dec. 31, 2012 Brake North America and Asia group [Member]	Dec. 31, 2011 Brake North America and Asia group [Member]	Dec. 31, 2010 Brake North America and Asia group [Member]	Jun. 28, 2012 Juarez Asset Sale [Member]	Jun. 30, 2012 Juarez Asset Sale [Member]
Long Lived Assets Held-for-sale [Line Items]
Capital stock distribution		100.00%	100.00%
Common stock and to the holders of Holding's				9.50%	9.50%
Preferred Stock, par value				$ 0.01	$ 0.01
Fair value of shares available for distribution	$ (63)	$ 63	$ 63
Decrease in noncontrolling interest	13	13	13
Cash dividend received		70	70
Borrowings under new credit facility	76.0	76.5	76.0
Cash included in distribution	11	11
Asset Purchase Agreement sale price													2.5
Asset impairment charge and loss on sale														6
Impairment charge recorded within discontinued operations			86								165
Tax benefit relating to impairment											57
Operating profit (loss)			5
Loss on discontinued operations before income tax provision			91				19	(1)	91	91	174	2
Income tax provision related to discontinued operations			$ 33				$ (9)	$ 2	$ (34)	$ 33	$ (61)	$ (3)